Inventories (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Schedule of inventory
Raw materials and components		$ 15,756	$ 12,322
Finished products	[1]	19,099	11,800
Inventories		$ 34,855	$ 24,122

[1]	Including amounts of $705 and $34 for the years ended December 31, 2016 and 2017, respectively, with respect to inventory delivered to customers for which revenue was not yet recognized.